PROPERTY, PLANT AND EQUIPMENT - Capital Commitments and Operating Leases (Details) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Disclosure of maturity analysis of operating lease payments [line items]
Capital commitments	$ 10,207	$ 1,493
Operating lease commitments	1,084
Less than one year
Disclosure of maturity analysis of operating lease payments [line items]
Operating lease commitments	532
Two to five years
Disclosure of maturity analysis of operating lease payments [line items]
Operating lease commitments	$ 552